Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Statement [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Trading Symbol	coglf
Entity Registrant Name	CHELSEA OIL & GAS LTD.
Entity Central Index Key	0001061288
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	64,056,876
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY